Additional Financial Information	12 Months Ended
Mar. 31, 2025
Additional Financial Information [Line Items]
Additional Financial Information
20. Additional Financial Information
The following tables present supplemental information related to the consolidated financial statements.
Cash, Cash Equivalents and Restricted Cash
Cash equivalents consist of investments that are readily convertible into cash. Cash equivalents are carried at cost, which approximates fair value. The Company classifies its cash equivalents within Level 1 of the fair value hierarchy because the Company uses quoted market prices to measure the fair value of these investments (see Note 11). The Company monitors concentrations of credit risk with respect to cash and cash equivalents by placing such balances with higher quality financial institutions or investing such amounts in liquid, short-term, highly-rated instruments or investment funds holding similar instruments. As of March 31, 2025, the Company’s cash and cash equivalents were held in bank depository accounts.
The following table provides a reconciliation of cash, cash equivalents and restricted cash reported in the consolidated balance sheets to the total amounts reported in the consolidated statements of cash flows at March 31, 2025 and 2024. At March 31, 2025 and 2024, restricted cash represents primarily amounts related to required cash reserves for interest payments associated with certain corporate debt and film related obligations.

	March 31, 2025	March 31, 2024
	(Amounts in millions)
Cash and cash equivalents	$205.7	$277.0
Restricted cash included in other current assets	67.9	43.7
Restricted cash included in other non-current assets	—	13.7

Total cash, cash equivalents and restricted cash	$273.6	$334.4

Accounts Receivable Monetization
Under the Company’s accounts receivable monetization programs, the Company has entered into (1) individual agreements to monetize certain of its trade accounts receivable directly with third-party purchasers and (2) a revolving agreement to monetize designated pools of trade accounts receivable with various financial institutions, as further described below. Under these programs, the Company transfers receivables to purchasers in exchange for cash proceeds, and the Company continues to service the receivables for the purchasers. The Company accounts for the transfers of these receivables as a sale, removes (derecognizes) the carrying amount of the receivables from its balance sheets and classifies the proceeds received as cash flows from operating activities in the consolidated statements of cash flows. The Company records a loss on the sale of these receivables reflecting the net proceeds received (net of any obligations incurred), less the carrying amount of the receivables transferred. The loss is reflected in the “other gains (losses), net” line item on the consolidated statements of operations. The Company receives fees for servicing the accounts receivable for the purchasers, which represent the fair value of the services and were immaterial for the fiscal years ended March 31, 2025, 2024, and 2023.
Individual Monetization Agreements.
 The Company enters into individual agreements to monetize trade accounts receivable. The third-party purchasers have no recourse to other assets of the Company in the event of non-payment
by the customers. The following table sets forth a summary of the receivables transferred under individual agreements or purchases during the fiscal years ended March 31, 2025, 2024, and 2023:

	Year Ended
	March 31,
	2025	2024	2023
	(Amounts in millions)
Carrying value of receivables transferred and derecognized	$478.3	$512.3	400.5
Net cash proceeds received	464.9	491.9	383.0
Loss recorded related to transfers of receivables	13.4	20.4	17.5
At March 31, 2025, the outstanding amount of receivables derecognized from the Company’s consolidated balance sheets, but which the Company continues to service, related to the Company’s individual agreements to monetize trade accounts receivable was $429.9 million (March 31, 2024 - $449.2 million).
Pooled Monetization Agreement.
 In December 2019, the Company entered into a revolving agreement, as amended in July 2023, to transfer up to $100.0 million of certain receivables to various financial institutions on a recurring basis in exchange for cash equal to the gross receivables transferred, which matured on October 1, 2023. As customers paid their balances, the Company would transfer additional receivables into the program. The transferred receivables were fully guaranteed by a bankruptcy-remote wholly-owned subsidiary of the Company. The third-party purchasers had no recourse to other assets of the Company in the event of non-payment
by the customers.

The following table sets forth a summary of the receivables transferred under the pooled monetization agreement during the years ended March 31, 2024 and 2023:

	Year Ended
	March 31,
	2024	2023
	(Amounts in millions)
Gross cash proceeds received for receivables transferred and derecognized	$22.2	$167.0
Less amounts from collections reinvested under revolving agreement	(9.1)	(94.3)

Proceeds from new transfers	13.1	72.7
Collections not reinvested and remitted or to be remitted	(13.4)	(66.6)

Net cash proceeds received (paid or to be paid) (1)	$(0.3)	$6.1
Carrying value of receivables transferred and derecognized (2)	$22.1	$164.8
Obligations recorded	$2.1	$5.9
Loss recorded related to transfers of receivables	$2.0	$3.7

(1)
During the fiscal year ended March 31, 2024, the Company voluntarily repurchased $46.0 million of receivables previously transferred. In addition, during the year ended March 31, 2023, the Company repurchased $27.4 million of receivables previously transferred, as separately agreed upon with the third-party purchasers, in order to monetize such receivables under the individual monetization program discussed above without being subject to the collateral requirements under the pooled monetization program.

(2)	Receivables net of unamortized discounts on long-term, non-interest bearing receivables.
At March 31, 2025 and March 31, 2024, there were no outstanding receivables derecognized from the Company’s consolidated balance sheet, for which the Company continues to service, related to the pooled monetization agreement.
Other Assets
The composition of the Company’s other assets is as follows as of March 31, 2025 and 2024:

	March 31, 2025	March 31, 2024
	(Amounts in millions)
Other current assets
Prepaid expenses and other (1)	$43.1	$34.8
Restricted cash	67.9	43.7
Contract assets	61.4	59.9
Interest rate swap assets	—	35.6
Tax credits receivable	186.8	199.1

	$359.2	$373.1

Other non-current assets
Prepaid expenses and other	$18.6	$18.3
Restricted cash	—	13.7
Accounts receivable (2)	65.7	111.7
Contract assets (2)	11.3	3.2
Tax credits receivable	435.8	361.7
Operating lease right-of-use assets	294.1	344.3

	$825.5	$852.9

(1)
Includes home entertainment product inventory which consists of Packaged Media and is stated at the lower of cost or market value
(first-in,
first-out
method). Costs of Packaged Media sales, including shipping and handling costs, are included in distribution and marketing expenses.

(2)
Unamortized discounts on long-term,
non-interest
bearing receivables were $7.0 million and $6.2 million at March 31, 2025 and 2024, respectively, and unamortized discounts on contract assets were $1.1 million and $0.3 million at March 31, 2025 and 2024, respectively.

Content Related Payables
Content related payables include minimum guarantees and accrued licensed program rights obligations, which represent amounts payable for film or television rights that the Company has acquired or licensed.
Other Accrued Liabilities
Other accrued liabilities include employee related liabilities (such as accrued bonuses and salaries and wages) of $59.2 million and $116.2 million at March 31, 2025 and March 31, 2024, respectively.
Accumulated Other Comprehensive Income
The following table summarizes the changes in the components of accumulated other comprehensive income, net of tax. During the fiscal years ended March 31, 2025, 2024, and 2023, there was no income tax expense or benefit reflected in other comprehensive income due to the income tax impact being offset by changes in the Company’s deferred tax valuation allowance.

	Foreign currency translation adjustments	Net unrealized gain (loss) on cash flow hedges	Total
	(Amounts in millions)
March 31, 2022	$(38.9)	$49.1	$10.2
Other comprehensive income (loss)	(2.2)	82.8	80.6
Reclassifications to net loss (1)	—	10.7	10.7

March 31, 2023	(41.1)	142.6	101.5
Other comprehensive income (loss)	(1.0)	30.5	29.5
Reclassifications to net loss (1)	—	(34.3)	(34.3)

March 31, 2024	(42.1)	138.8	96.7
Other comprehensive income (loss)	(6.9)	2.8	(4.1)
Reclassifications to net loss (1)	—	(31.7)	(31.7)

March 31, 2025	$(49.0)	$109.9	$60.9

(1)
Represents a loss of $1.2 million included in direct operating expense and a gain of $32.9 million included in interest expense on the consolidated statement of operations in the fiscal year ended March 31, 2025 (2024 - loss of $0.3 million included in direct operating expense and a gain of $34.6 million included in interest expense; 2023- loss of $0.3 million included in direct operating expense and loss of $10.4 million included in interest expense) (see Note 19).

Supplemental Cash Flow Information
Interest paid during the fiscal year ended March 31, 2025 amounted to $214.0 million (2024 - $196.9 million; 2023 - $137.7 million).

Income taxes paid during the fiscal year ended March 31, 2025 amounted to net tax paid of $19.5 million (2024 - net tax paid of $22.8 million; 2023 - net tax paid of $14.3 million).
Significant
non-cash
transactions during the fiscal years ended March 31, 2025, 2024, and 2023 include certain interest rate swap agreements, which are discussed in Note 19, “Financial Instruments”.
Except for
non-cash
financing activity described in Note 21, there were no significant non-cash
financing or investing activities for the fiscal years ended March 31, 2025, 2024, and 2023. Supplemental cash flow information related to leases was as follows:

	Year Ended
	March 31,
	2025	2024	2023
	(Amounts in millions)
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows for operating leases	$68.4	$45.1	$40.3
Right-of-use assets obtained in exchange for new lease obligations:
Operating leases	$7.4	$172.1	$11.3
Increase in right-of-use assets and lease liability due to a reassessment event:
Operating leases - increase in right-of-use assets	$2.8	$103.6	$17.4
Operating leases - increase in lease liability	$2.8	$103.6	$17.4

LIONS GATE ENTERTAINMENT CORP [Member]
Additional Financial Information [Line Items]
Additional Financial Information
19. Additional Financial Information
The following tables present supplemental information related to the consolidated financial statements.
Cash, Cash Equivalents and Restricted Cash
Cash equivalents consist of investments that are readily convertible into cash. Cash equivalents are carried at cost, which approximates fair value. The Company classifies its cash equivalents within Level 1 of the fair value hierarchy because the Company uses quoted market prices to measure the fair value of these investments (see Note 10). The Company monitors concentrations of credit risk with respect to cash and cash equivalents by placing such balances with higher quality financial institutions or investing such amounts in liquid, short-term, highly-rated instruments or investment funds holding similar instruments. As of March 31, 2025, the Company’s cash and cash equivalents were held in bank depository accounts.
The following table provides a reconciliation of cash, cash equivalents and restricted cash reported in the consolidated balance sheets to the total amounts reported in the consolidated statements of cash flows at

March 31, 2025 and 2024. At March 31, 2025 and 2024, restricted cash represents primarily amounts related to required cash reserves for interest payments associated with certain corporate debt and film related obligations.

	March 31, 2025	March 31, 2024
	(Amounts in millions)
Cash and cash equivalents	$223.7	$314.0
Restricted cash included in other current assets	67.9	43.7
Restricted cash included in other non-current assets	—	13.7

Total cash, cash equivalents and restricted cash	$291.6	$371.4

Accounts Receivable Monetization
Under the Company’s accounts receivable monetization programs, the Company has entered into (1) individual agreements to monetize certain of its trade accounts receivable directly with third-party purchasers and (2) a revolving agreement to monetize designated pools of trade accounts receivable with various financial institutions, as further described below. Under these programs, the Company transfers receivables to purchasers in exchange for cash proceeds, and the Company continues to service the receivables for the purchasers. The Company accounts for the transfers of these receivables as a sale, removes (derecognizes) the carrying amount of the receivables from its balance sheets and classifies the proceeds received as cash flows from operating activities in the statements of cash flows. The Company records a loss on the sale of these receivables reflecting the net proceeds received (net of any obligations incurred), less the carrying amount of the receivables transferred. The loss is reflected in the “other gains (losses), net” line item on the consolidated statements of operations. The Company receives fees for servicing the accounts receivable for the purchasers, which represent the fair value of the services and were immaterial for the years ended March 31, 2025, 2024 and 2023.
Individual Monetization Agreements.
 The Company enters into individual agreements to monetize trade accounts receivable. The third-party purchasers have no recourse to other assets of the Company in the event of non-payment
by the customers. The following table sets forth a summary of the receivables transferred under individual agreements or purchases during the years ended March 31, 2025, 2024 and 2023:

	Year Ended March 31,
	2025	2024	2023
	(Amounts in millions)
Carrying value of receivables transferred and derecognized	$1,300.4	$1,413.2	$1,405.9
Net cash proceeds received	1,280.0	1,385.9	1,382.7
Loss recorded related to transfers of receivables	20.4	27.3	23.2
At March 31, 2025, the outstanding amount of receivables derecognized from the Company’s consolidated balance sheets, but which the Company continues to service, related to the Company’s individual agreements to monetize trade accounts receivable was $574.2 million (March 31, 2024 - $613.4 million).
Pooled Monetization Agreement.
 In December 2019, the Company entered into a revolving agreement, as amended in July 2023, to transfer up to $100.0 million of certain receivables to various financial institutions on a recurring basis in exchange for cash equal to the gross receivables transferred, which matured on October 1, 2023. As customers paid their balances, the Company would transfer additional receivables into the program. The transferred receivables were fully guaranteed by a bankruptcy-remote wholly-owned subsidiary of the Company. The third-party purchasers had no recourse to other assets of the Company in the event of non-payment
by the customers.

The following table sets forth a summary of the receivables transferred under the pooled monetization agreement during the years ended March 31, 2024 and 2023:

	Year Ended
	March 31,
	2024	2023
	(Amounts in millions)
Gross cash proceeds received for receivables transferred and derecognized	$22.2	$167.0
Less amounts from collections reinvested under revolving agreement	(9.1)	(94.3)

Proceeds from new transfers	13.1	72.7
Collections not reinvested and remitted or to be remitted	(13.4)	(66.6)

Net cash proceeds received (paid or to be paid) (1)	$(0.3)	$6.1
Carrying value of receivables transferred and derecognized (2)	$22.1	$164.8
Obligations recorded	$2.1	$5.9
Loss recorded related to transfers of receivables	$2.0	$3.7

(1)
During the year ended March 31, 2024, the Company voluntarily repurchased $46.0 million of receivables previously transferred. In addition, during the year ended March 31, 2023, the Company repurchased $27.4 million of receivables previously transferred, as separately agreed upon with the third-party purchasers, in order to monetize such receivables under the individual monetization program discussed above without being subject to the collateral requirements under the pooled monetization program.

(2)	Receivables net of unamortized discounts on long-term, non-interest bearing receivables.
At March 31, 2025 and March 31, 2024, there were no outstanding receivables derecognized from the Company’s consolidated balance sheet, for which the Company continues to service, related to the pooled monetization agreement.
Other Assets
The composition of the Company’s other assets is as follows as of March 31, 2025 and 2024:

	March 31, 2025	March 31, 2024
	(Amounts in millions)
Other current assets
Prepaid expenses and other (1)	$59.7	$58.2
Restricted cash	67.9	43.7
Contract assets	61.4	59.9
Interest rate swap assets	—	35.6
Tax credits receivable	186.8	199.1

	$375.8	$396.5

	March 31, 2025	March 31, 2024
	(Amounts in millions)
Other non-current assets
Prepaid expenses and other	$23.0	$21.6
Restricted cash	—	13.7
Accounts receivable (2)	65.7	111.7
Contract assets (2)	11.3	3.2
Tax credits receivable	435.8	361.7
Operating lease right-of-use assets	331.4	388.8

	$867.2	$900.7

(1)
Includes home entertainment product inventory which consists of Packaged Media and is stated at the lower of cost or market value
(first-in,
first-out
method). Costs of Packaged Media sales, including shipping and handling costs, are included in distribution and marketing expenses.

(2)
Unamortized discounts on long-term,
non-interest
bearing receivables were $7.0 million and $6.2 million at March 31, 2025 and 2024, respectively, and unamortized discounts on contract assets were $1.1 million and $0.3 million at March 31, 2025 and 2024, respectively.

Content Related Payables
Content related payables include minimum guarantees and accrued licensed program rights obligations, which represent amounts payable for film or television rights that the Company has acquired or licensed.
Other Accrued Liabilities
Other accrued liabilities include employee related liabilities (such as accrued bonuses and salaries and wages) of $80.8 million and $147.4 million at March 31, 2025 and 2024, respectively.
Accumulated Other Comprehensive Income (Loss)
The following table summarizes the changes in the components of accumulated other comprehensive income (loss), net of tax. During the years ended March 31, 2025, 2024 and 2023, there was no income tax expense or benefit reflected in other comprehensive income (loss) due to the income tax impact being offset by changes in the Company’s deferred tax valuation allowance.

	Foreign currency translation adjustments	Net unrealized gain (loss) on cash flow hedges	Total
	(Amounts in millions)
March 31, 2022	$(19.7)	$49.0	$29.3
Other comprehensive loss	(1.9)	82.8	80.9
Reclassifications to net loss (1)	—	10.7	10.7

March 31, 2023	(21.6)	142.5	120.9
Other comprehensive income	(1.1)	30.5	29.4
Reclassifications to net loss (1)	—	(34.3)	(34.3)

	Foreign currency translation adjustments	Net unrealized gain (loss) on cash flow hedges	Total
	(Amounts in millions)
March 31, 2024	(22.7)	138.7	116.0
Other comprehensive income (loss)	(5.4)	5.0	(0.4)
Reclassifications to net loss (1)	—	(31.7)	(31.7)
Reclassifications to noncontrolling interest (2)	5.3	(16.6)	(11.3)

March 31, 2025	$(22.8)	$95.4	$72.6

(1)
Represents a loss of $1.2 million included in direct operating expense and a gain of $32.9 million included in interest expense on the consolidated statement of operations in the year ended March 31, 2025 (2024 - loss of $0.3 million included in direct operating expense and a gain of $34.6 million included in interest expense; 2023 - loss of $0.3 million included in direct operating expense and loss of $10.4 million included in interest expense) (see Note 18).

(2)	Represents amounts reclassified in connection with the noncontrolling interest recorded for the proportionate ownership interest in the carrying value of Legacy Lionsgate Studios (see Note 2).
Supplemental Cash Flow Information
Interest paid during the fiscal year ended March 31, 2025 amounted to $256.5 million (2024 — $242.5 million; 2023 — $196.7 million).
Income taxes paid during the fiscal year ended March 31, 2025 amounted to net tax paid of $20.5 million (2024 — net tax paid of $25.8 million; 2023 — net tax paid of $29.1 million).
Significant
non-cash
transactions during the fiscal years ended March 31, 2025, 2024 and 2023 include certain interest rate swap agreements, which are discussed in Note 18, “Financial Instruments”.
There were no significant
non-cash
investing or financing activities for the fiscal years ended March 31, 2025, 2024 and 2023.
Supplemental cash flow information related to leases was as follows:

	Year Ended March 31,
	2025	2024	2023
	(Amounts in millions)
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows for operating leases	$79.5	$55.5	$42.3
Right-of-use assets obtained in exchange for new lease obligations:
Operating leases	$7.4	$172.1	$12.4
Increase in right-of-use assets and lease liability due to a reassessment event:
Operating leases - increase in right-of-use assets	$2.8	$103.6	$33.0
Operating leases - increase in lease liability	$2.8	$103.6	$33.0